Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 19,342,000	¥ 21,112,000
Interest rate contracts [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates		¥ 19,401	¥ 14,434

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.